SCHEDULE OF ESTIMATED FAIR VALUE OF INVESTMENT SECURITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	$ 203,357	$ 163,257	$ 434
Available for sale securities, unrecognized holding gain	168	16
Available for sale securities, unrecognized holding loss	609	567	11
Available for sale securities, estimated fair value	202,916	162,706	423
US Treasury Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	200	4,198	198
Available for sale securities, unrecognized holding gain	1	5
Available for sale securities, unrecognized holding loss
Available for sale securities, estimated fair value	201	4,203	198
Collateralized Mortgage-Backed Securities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	105,836	99,656
Available for sale securities, unrecognized holding gain	144	6
Available for sale securities, unrecognized holding loss	117	237
Available for sale securities, estimated fair value	105,863	99,425
Municipal [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	157	158	236
Available for sale securities, unrecognized holding gain
Available for sale securities, unrecognized holding loss	1	2	11
Available for sale securities, estimated fair value	156	156	$ 225
Agency Note [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost		2,000
Available for sale securities, unrecognized holding gain		3
Available for sale securities, unrecognized holding loss
Available for sale securities, estimated fair value		2,003
Agency Guaranteed Student Loan Bonds [Member]
Impairment Effects on Earnings Per Share [Line Items]
Available for sale securities, amortized cost	97,164	57,245
Available for sale securities, unrecognized holding gain	23	2
Available for sale securities, unrecognized holding loss	491	328
Available for sale securities, estimated fair value	$ 96,696	$ 56,919